ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Accounts payable	$ 527,430		$ 587,230		$ 577,115
Accrued interest	162,221		466,801		271,621
Accrued interest and penalties Golock		[1]	1,172,782	[1],[2]		[2]
Soundstr Obligation	145,259		145,259		169,409
Total accounts payable and accrued liabilities	834,910		2,372,072		1,018,145
Stage It Corp [Member]
Accounts payable	599,817		427,086		223,795
Accrued interest	2,313,671		1,785,861		699,914
Total accounts payable and accrued liabilities	840,197		650,654		502,916
Accrued Liabilities	2,313,671	[3],[4]	1,785,861	[3],[4],[5],[6]	699,914	[5],[6]
Accrued interest	840,197		650,654		502,916
Accrued interest- related parties	893,632		767,715		617,891
Total accounts payable and accrued liabilities	$ 4,647,317		$ 2,404,981		$ 2,044,516

[1]	See Note 9 related to the reversal of interest and penalties for Golock.
[2]	The Company strongly disagrees with the accrued interest and penalties claimed by Golock in regard to their notes, and intends to arbitrate or litigate this amount if a settlement on a vastly reduced amount cannot be reached.
[3]	Includes $887,120 in liabilities due to artists, $846,477 in unredeemed outstanding notes purchased by users, and $376,703 in payroll liabilities as of September 30, 2021
[4]	Includes $946,537 in liabilities due to artists and $781,172 in unredeemed outstanding notes purchased by users as of December 31, 2020
[5]	Includes $398,729 in liabilities due to artists and $297,795 in unredeemed outstanding notes purchased by users as of December 31, 2019
[6]	Includes $946,537 in liabilities due to artists and $791,172 in unredeemed outstanding notes purchased by users as of December 31, 2020